Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs for which the Company is the primary beneficiary and those VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash is the deposit in bank accounts for providing guarantee to perform the contract obligation related to “Yinglibao”, a mobile-based financial platform that integrates cash management solutions and mutual fund distribution.

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, short-term investment, cost method investment, equity method investment and accounts payable.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable approximate their fair value due to their short-term maturities.

The Group’s short-term investment includes trading securities, held-to-maturity securities, and available-for-sale securities. See Note 7 and Note 8 for further discussion.

The carrying value of the cost method investment was $554,392 and $1,542,454 as of December 31, 2015 and 2016, which approximate the fair value of the investment based on the valuation performed by the Company. See Note 8 and Note 9 for further discussion.

The carrying value of the equity method investment was $1,228,269 and $1,019,009 as of December 31, 2015 and 2016, which approximate the fair value of the investments at the acquired date and subsequently adjusted as the net assets of the investee change through the earning of income. See Note 8 and Note 10 for further discussion.

The Group measures certain assets, including intangible assets and goodwill at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of goodwill and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, See Note 8 for further discussion. The Group measured the fair value for the assets acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group's assessment of the assumptions market participants would use in valuing these purchased intangible assets. The Group does not use derivative instruments to manage risks.

Trust bank balances held on behalf of customers

Trust bank balances held on behalf of customers consist two parts: i) Rifa Securities and Rifa Futures receive fund from customers for purpose of buying or selling securities and futures on behalf of its customers and deposits the fund in its interest-bearing bank account; ii) The funds received by CFO Newrand from customers who purchase mutual funds and other wealth management products which are deposited in a trust bank account.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's financial statements include account receivable, cost method investment, equity method investment, impairment of goodwill and long-lived assets, income taxes, share-based compensation and purchase price allocation. Actual results could differ from those estimates.

Short-term investments

Short-term investments comprise marketable debt and equity securities, which are classified as trading, held-to-maturity or available-for-sale. Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings. Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property and equipment, net

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

License and related trademarks	10-15 years
Completed technology	5 years
Customer relationship	4-5 years

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Group are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Guarantee fund deposits

Guarantee fund deposits consist of i) the funds deposited with Hong Kong Exchange and Clearing Limited by Rifa Futures, to guarantee its customers' settlement obligations; ii) the funds deposited with the commodities exchanges as a result of its customers' trading. The Group needs to deposit certain percentage of its customers' trading margins with the commodities exchanges.

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. There were $1,802,125, nil and $491,284 impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2014, 2015 and 2016.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Impairment of goodwill and indefinite-lived intangible assets

The Group performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. After a qualitative analysis indicates an impairment test is needed, the Company completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Group performed the annual impairment tests on December 31 of each year. Based on the Group's assessment, the Group recorded $8,149,525, nil and $6,659,691goodwill impairment losses during the years ended December 31, 2014, 2015 and 2016, respectively. In addition, the Group recorded nil, $250,360 and $619,865 impairment loss in relation to intangible assets with indefinite life during the years ended December 31, 2014, 2015 and 2016.

Revenue recognition

Commodities brokerage business

The Group derives commission income, carrying charges and trading revenues from its commodities brokerage services.

Commission income is recognized on a trade basis based on their customers' trading volumes. The commission earned is fixed no matter how the client's open positions are ultimately settled. Additionally, the Group charges carrying charges to its customers. The commissions and carrying charges are presented in net revenues in the statement of comprehensive income.

Amounts are settled with the Exchange by both the Group and the customers and the exchange then settles with any counterparty. The exchange offsets the Group's gains and losses and amounts receivable and amounts payable from the exchange are presented net on the statement of financial position as the Group and the exchange settle net.

Trading gains, net include brokerage fees and margins generated from derivative trades executed with customers and other counterparties and are recognized when trades are executed. Trading gains, net also include activities where the Group acts as market maker in the purchase and sale of commodities derivative instruments with customers. These transactions may be offset simultaneously with another customer or counterparty, offset with similar but not identical positions on an exchange, made from inventory, or may be aggregated with other purchases to provide liquidity intraday, for a number of days, or in some cases, particularly the commodities brokerage business, even longer periods (during which fair value may fluctuate). Therefore, trading gains, net includes activities from the Group's operations of a proprietary commodity trades. Net trading gains are recognized on a trade-date basis and include realized gains or losses and changes in unrealized gains or losses on investments at fair value.

Unrealized gains/losses on open positions will be marked to market at each period end and may present trading gains and losses which comprise both realized and unrealized gains and losses, on a net basis in the statement of comprehensive income. The open transactions may lead to receivables and/or payables for open transaction which are recorded on the Statement of Financial Position.

Revenue generally is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities. The following table presents the totally recognized net revenue from commodities trading business, consisted of:

	Years ended December 31,
	2015	2016

Commodities trading gains	$53,776,323	$44,841,125
Commission income	22,913,704	13,283,933
Carrying charges	3,012,627	1,851,659
	$79,702,654	$59,976,717

Hong Kong Brokerage services

The Group also derives commission from its brokerage services provided by the subsidiaries, Rifa Securities and Rifa Futures which buy or sell securities and future contracts on their customers' behalf. The Group acts as an agent with their customers for these transactions. The commission income is recognized on a trade date basis as transactions occur.

Financial information and advisory services

The Group derives revenue from subscription fees from subscribers to their financial data, information services and investment advisory. The Group recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the fee is fixed or determinable and (4) collectability is probable. Upon receipt of the upfront cash payments from the subscriber, the Group will activate the subscriber's account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Group recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue.

The Group also derives revenue from providing services as information intermediary in online P2P lending business. We procure borrowing and lending information from independent third parties, and our professional team evaluates and selects the information provided by third parties, from the perspective of risks. Eventually we display the selected information on the platform of Yinglibao, which is our online consumer finance marketplace. We charge borrowers interests for facilitating loan transactions, and the revenues are recognized upon completion of the services.

Advertising revenue

The Group derives its advertising fees from advertising sales on their website for a fixed period of time, generally less than one year. Revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

Business taxes and value added taxes

Starting from January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to value added tax ("VAT") Transformation Pilot Program(the "Pilot Program"), for certain industries in Shanghai. On September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation extended the Pilot Program to certain industries in other eight regions, including Beijing and Shenzhen. With the adoption of Pilot Program, our advertising-related revenues and certain subscription revenues were subject to VAT tax at a rate of 6%. Our advertising- related revenues, certain subscription revenues and certain commodities brokerage revenues were recognized after deducting VAT and other related surcharges.

Revenue is recorded net of business taxes when incurred. The Group is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2014, 2015, and 2016, business taxes and related surcharges totaled $1,425,835, $1,663,869 and $678,594, respectively.

The Group's certain PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to VAT at a rate of 17% on subscription-based revenue. VAT payable on subscription-based revenue is computed net of VAT paid on purchases. In respect of subscription-based revenue, however, if the net amount of VAT payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately.

The Group therefore is subject to an effective net VAT burden of 3% from subscription-based revenue and records VAT on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the rebate of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2014, 2015 and 2016, the Group recognized $425,908, $328,817 and $271,885, respectively, in VAT refunds.

Government subsidies

The Group records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include research & development subsidy, business tax refund, innovation fund and high-tech company subsidy.

Deferred revenue

Payments received in advance of for our financial information and advisory service, advertising service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met.

Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity method investment

Under the equity method, the Group initially records its investment at cost. The Group subsequently adjusts the carrying amount of the investment to recognize the Company's proportionate share of each equity investee's net income or loss. The Group will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Group would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other than-temporary.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Group's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC, Hong Kong and British Virgin Islands are maintained in their local currencies, the Renminbi ("RMB"), Hong Kong Dollars ("HK$"), and U.S. Dollars ("US$"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $19,726,992, $79,461,280 and $46,295,841 at December 31, 2014, 2015 and 2016 which were denominated in RMB.

Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Group essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $7,505,506, $4,908,593 and $5,192,126 for the years ended December 31, 2014, 2015 and 2016, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Commissions paid

Commissions paid are the commission rebates of our Hong Kong brokerage business and the commissions paid to the sales agents of our commodities brokerage business. Total commissions paid were $11,546,126, $5,049,661 and $8,903,424 for the years ended December 31, 2014, 2015 and 2016.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income a single continuous consolidated statement of comprehensive income.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method for performance based awards or graded vesting attribution method for service based awards, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Net income (loss) per share

Basic net income (loss) per share attributable to China Finance Online Co. Limited is computed by dividing net income (loss) attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentrations of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments, loan receivable and accounts receivable. The Group places its cash and cash equivalents, restricted cash, short-term investments in major financial institutions located in PRC and Hong Kong, which management considers to be of high credit quality.

The Group conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Group manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Group assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2015		2016
	Amount	%	Amount		%

A	$4,245,971	25.9	$	*	*
B	*	*		$4,010,897	18.3

*	Represented less than 10% of consolidated account receivable balance.

There were no customers with 10% or more of the Group's revenues during 2014, 2015, or 2016.

Recently accounting pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, in an effort to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments of this ASU are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash” (“ASU 2016-18”), which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this ASU do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. We are currently evaluating the impact of the adoption of ASU 2016-18 on our consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses the following eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies; distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. We are currently evaluating the impact of the adoption of ASU 2016-15 on our consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). Financial Instruments—Credit Losses (Topic 326) amends guideline on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. We are currently evaluating the impact of the adoption of ASU 2016-13 on our consolidated financial statements.

In April 2016, the FASB issued ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”), which simplifies several aspects of the accounting for employee share-based payment transactions. The areas for simplification in ASU 2016-09 include the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments in this ASU will be effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. Early adoption is permitted. We are currently evaluating the impact of the adoption of ASU 2016-09 on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Subtopic 842).” The new guidance requires lessees to recognize assets and liabilities arising from leases as well as extensive quantitative and qualitative disclosures. A lessee will need to recognize on its balance sheet a right-of-use asset and a lease liability for the majority of its leases (other than leases that meet the definition of a short-term lease). The lease liabilities will be equal to the present value of lease payments. The right-of-use asset will be measured at the lease liability amount, adjusted for lease prepayment, lease incentives received and the lessee’s initial direct costs. The standard is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. ASU 2016-02 is required to be applied using the modified retrospective approach for all leases existing as of the effective date and provides for certain practical expedients. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09 Revenues from Contracts with Customers (Topic 606). The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under today’s guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. In August 2015, the FASB deferred the effective date of this standard by one year, which will be for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company has begun its process of assessing the impact of the guidance. To date the Company's assessment efforts include the identification of various revenue streams within the scope of the guidance and the evaluation of certain revenue contracts with residents. The Company continues to evaluate the standard (and related clarifying guidance issued by the FASB) and the allowable methods of adoption. ASU 2014-09 may be applied retrospectively to each prior period (full retrospective) or retrospectively with the cumulative effect recognized as of the date of initial application (modified retrospective). The Company is currently evaluating the potential impact of adopting this new accounting standard.